1
The Gabelli Multimedia Trust Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 87.7%
DISTRIBUTION COMPANIES  — 50.3%
Broadcasting  — 6.4%
10,000 Asahi Broadcasting Group Holdings Corp. $ 49,633
26,000 Beasley Broadcast Group Inc., Cl. A† .... 21,411
6,400 Chubu-Nippon Broadcasting Co. Ltd. ... 25,740
19,000 Cogeco Inc. ..................... 855,176
33,500 Corus Entertainment Inc., OTC, Cl. B .... 42,880
260,000 Corus Entertainment Inc., Toronto, Cl. B . 330,892
22,000 Fox Corp., Cl. A ................... 749,100
30,000 Fox Corp., Cl. B ................... 939,300
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 13,485
14,500 Informa plc ..................... 123,887
230,000 ITV plc ......................... 234,927
8,000 Liberty Broadband Corp., Cl. A† ....... 656,960
35,000 Liberty Broadband Corp., Cl. C† ....... 2,859,500
19,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. A† ........... 533,710
66,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........... 1,847,340
68,566 Media Prima Berhad ............... 6,293
4,500 Nexstar Media Group Inc. ........... 776,970
7,000 Nippon Television Holdings Inc. ....... 60,154
4,000 NRJ Group ...................... 29,672
3,000 RTL Group SA ................... 147,839
100,000 Sinclair Broadcast Group Inc., Cl. A ..... 1,716,000
33,000 TBS Holdings Inc. ................. 473,470
14,000 TEGNA Inc. ..................... 236,740
30,000 Television Broadcasts Ltd.† .......... 37,835
21,000 Television Francaise 1 .............. 185,270
240,000 TV Azteca SAB de CV† .............. 8,777
12,962,961
Business Services  — 0.8%
6,000 Carlisle Support Sevices Group Ltd.†(a) . 592
5,000 Fluent Inc.† ..................... 4,100
5,500 Impellam Group plc ................ 42,745
4,700 S&P Global Inc. .................. 1,620,419
1,667,856
Cable  — 10.1%
32,000 AMC Networks Inc., Cl. A† ........... 562,560
2,500 Charter Communications Inc., Cl. A† .... 894,025
35,000 Cogeco Communications Inc. ......... 1,704,809
127,500 Comcast Corp., Cl. A ............... 4,833,525
47,500 Liberty Global plc, Cl. A† ............ 926,250
166,000 Liberty Global plc, Cl. C† ............ 3,383,080
19,400 MultiChoice Group ................ 134,411
90,000 Rogers Communications Inc., New York,
Cl. B ......................... 4,172,400
76,000 Shaw Communications Inc., New York,
Cl. B ......................... 2,273,160
Shares
Market
Value
140,027 WideOpenWest Inc.† ............... $ 1,488,487
20,372,707
Computer Software and Services  — 0.1%
1,000 Sciplay Corp., Cl. A† ............... 16,960
20,000 SolarWinds Corp.† ................ 172,000
2,500 Tencent Holdings Ltd. .............. 122,868
311,828
Consumer Services  — 0.5%
50,000 Bollore SE ...................... 308,540
150 Cie de L'Odet SE .................. 232,625
10,000 IAC Inc.† ....................... 516,000
95 JD.com Inc., Cl. A ................. 2,082
1,059,247
Diversified Industrial  — 0.5%
29,500 Bouygues SA .................... 994,655
6,000 Malaysian Resources Corp. Berhad ..... 469
995,124
Entertainment  — 13.1%
580,000 Grupo Televisa SAB, ADR ............ 3,068,200
60,000 Liberty Media Corp.-
Liberty Braves, Cl. A† ............. 2,074,800
125,000 Liberty Media Corp.-
Liberty Braves, Cl. C† ............. 4,211,250
8,000 Liberty Media Corp.-
Liberty Formula One, Cl. A† ........ 540,000
30,000 Liberty Media Corp.-
Liberty Formula One, Cl. C† ........ 2,244,900
4,000 M6 Metropole Television SA .......... 64,853
34,400 Madison Square Garden Entertainment
Corp.† ....................... 2,032,008
28,000 Madison Square Garden Sports Corp. ... 5,455,800
14,500 Naspers Ltd., Cl. N ................ 2,681,714
5,600 Netflix Inc.† ..................... 1,934,688
5,000 Pinterest Inc., Cl. A† ............... 136,350
25,000 Reading International Inc., Cl. A† ...... 81,250
7,700 Reading International Inc., Cl. B† ...... 164,010
2,200 Roku Inc.† ...................... 144,804
45,000 Sirius XM Holdings Inc. ............. 178,650
12,000 Take-Two Interactive Software Inc.† .... 1,431,600
26,444,877
Equipment  — 1.8%
6,500 Amphenol Corp., Cl. A .............. 531,180
48,500 Corning Inc. ..................... 1,711,080
35,000 Flex Ltd.† ....................... 805,350
5,000 QUALCOMM Inc. ................. 637,900
3,685,510
Financial Services  — 0.6%
4,000 Jardine Matheson Holdings Ltd. ....... 194,280
34,500 Kinnevik AB, Cl. A† ................ 560,430

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Financial Services (Continued)
18,000 Kinnevik AB, Cl. B† ................ $ 267,945
95,000 Orascom Financial Holding SAE† ...... 586
3,000 PayPal Holdings Inc.† .............. 227,820
32,750 Waterloo Investment Holdings Ltd.†(a) .. 16,375
1,267,436
Food and Beverage  — 0.5%
2,400 Pernod Ricard SA ................. 543,204
2,500 Remy Cointreau SA ................ 455,490
998,694
Information Technology  — 0.4%
10,000 Prosus NV ...................... 780,189
Real Estate  — 1.6%
12,700 American Tower Corp., REIT .......... 2,595,118
3,000 Crown Castle Inc., REIT ............. 401,520
15,000 Midway Investments†(a) ............ 185
20,000 Radius Global Infrastructure Inc., Cl. A† . 293,400
3,290,223
Retail  — 0.3%
4,000 Amazon.com Inc.† ................ 413,160
1,000 Best Buy Co. Inc. ................. 78,270
250 Meituan, Cl. B† ................... 4,570
30,000 Qurate Retail Inc., Cl. A† ............ 29,634
525,634
Satellite  — 1.7%
172,000 DISH Network Corp., Cl. A† .......... 1,604,760
56,500 EchoStar Corp., Cl. A† .............. 1,033,385
10,000 Iridium Communications Inc. ......... 619,300
250,000 PT Indosat Tbk ................... 115,876
3,000 SKY Perfect JSAT Holdings Inc. ....... 11,681
3,385,002
Telecommunications: Long Distance  — 1.4%
45,000 AT&T Inc. ....................... 866,250
15,000 BCE Inc. ........................ 671,920
140,000 Telesat Corp.† ................... 1,204,000
2,400 Telstra Group Ltd., ADR ............. 34,440
4,203 TIM SA, ADR .................... 51,949
2,828,559
Telecommunications: National  — 5.6%
22,500 Deutsche Telekom AG .............. 545,368
54,000 Deutsche Telekom AG, ADR .......... 1,306,260
11,500 Elisa Oyj ....................... 692,930
1,500 Freenet AG ...................... 38,961
3,605 Hellenic Telecommunications Organization
SA .......................... 52,741
5,600 Itissalat Al-Maghrib ................ 53,687
Shares
Market
Value
50,000 Koninklijke KPN NV ................ $ 176,557
82,000 Liberty Latin America Ltd., Cl. A† ...... 681,420
20,000 Liberty Latin America Ltd., Cl. C† ...... 165,200
20,000 Lumen Technologies Inc. ............ 53,000
1,000 Magyar Telekom Telecommunications plc,
ADR ......................... 5,470
205,000 Megacable Holdings SAB de CV ....... 524,445
20,000 Nippon Telegraph & Telephone Corp. .... 596,799
5,000 Oi SA, ADR† ..................... 52
9,000 Orange SA, ADR .................. 107,370
22,000 PLDT Inc., ADR .................. 555,500
6,000 Rostelecom PJSC, ADR†(a) .......... 0
22,500 Shenandoah Telecommunications Co. ... 427,950
55,000 Sitios Latinoamerica SAB de CV† ...... 22,678
20,000 Swisscom AG, ADR ................ 1,280,000
10,000 Telecom Argentina SA, ADR .......... 49,900
116,000 Telecom Italia SpA† ................ 38,269
21,000 Telefonica Brasil SA, ADR ........... 158,970
195,000 Telefonica SA, ADR ................ 834,600
140,000 Telekom Austria AG ................ 1,055,218
15,172 Telia Co. AB ..................... 38,548
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 163,620
12,000 VEON Ltd., ADR† ................. 211,440
35,000 Verizon Communications Inc. ......... 1,361,150
4,000 Vodafone Group plc, ADR ........... 44,160
11,242,263
Telecommunications: Regional  — 1.8%
77,000 Orange Belgium SA† ............... 1,274,309
72,000 Telephone and Data Systems Inc. ...... 756,720
80,000 TELUS Corp. .................... 1,588,800
3,619,829
Wireless Communications  — 3.1%
5,200 Altice USA Inc., Cl. A† .............. 17,784
52,500 America Movil SAB de CV, ADR† ....... 1,105,125
16,000 Anterix Inc.† ..................... 528,640
389,058 Jasmine International PCL†(a) ........ 24,348
18,500 Millicom International Cellular SA, SDR† . 350,161
55,000 Operadora De Sites Mexicanos SAB de CV 54,848
19,000 Orascom Investment Holding, GDR† .... 266
21,000 SK Telecom Co. Ltd., ADR ........... 430,710
23,000 T-Mobile US Inc.† ................. 3,331,320
30,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 129,000
18,000 United States Cellular Corp.† ......... 373,140
6,345,342
TOTAL DISTRIBUTION COMPANIES ... 101,783,281
COPYRIGHT/CREATIVITY COMPANIES  — 37.4%
Business Services  — 0.1%
1,800 Light & Wonder Inc.† .............. 108,090

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Business Services: Advertising  — 1.8%
1,000 Boston Omaha Corp., Cl. A† .......... $ 23,670
145,000 Clear Channel Outdoor Holdings Inc.† ... 174,000
22,000 JCDecaux SE† ................... 460,718
24,400 Lamar Advertising Co., Cl. A, REIT ..... 2,437,316
10,820 Magnite Inc.† .................... 100,193
1,500 Publicis Groupe SA ................ 116,768
4,000 Ströeer SE & Co. KGaA ............. 211,087
1,000 The Interpublic Group of Companies Inc. . 37,240
3,560,992
Computer Hardware  — 1.7%
21,000 Apple Inc. ...................... 3,462,900
Computer Software and Services  — 6.5%
2,500 Activision Blizzard Inc. .............. 213,975
51,000 Alphabet Inc., Cl. A† ............... 5,290,230
4,000 Alphabet Inc., Cl. C† ............... 416,000
25,500 eBay Inc. ....................... 1,131,435
19,100 Meta Platforms Inc., Cl. A† .......... 4,048,054
7,000 Microsoft Corp. .................. 2,018,100
300 Red Violet Inc.† .................. 5,280
13,123,074
Consumer Products  — 1.4%
10,000 Johnson Outdoors Inc., Cl. A ......... 630,100
13,000 Nintendo Co. Ltd. ................. 502,376
183,000 Nintendo Co. Ltd., ADR ............. 1,773,270
2,905,746
Consumer Services  — 0.0%
6,000 Peloton Interactive Inc., Cl. A† ........ 68,040
Electronics  — 6.5%
6,000 IMAX Corp.† .................... 115,080
14,000 Intel Corp. ...................... 457,380
3,509 Koninklijke Philips NV .............. 64,390
11,000 Resideo Technologies Inc.† .......... 201,080
134,500 Sony Group Corp., ADR ............. 12,192,425
13,030,355
Entertainment  — 11.3%
7,000 Capcom Co. Ltd. .................. 249,633
79,200 GMM Grammy Public Co. Ltd.† ....... 22,698
15,000 Lions Gate Entertainment Corp., Cl. A† .. 166,050
6,000 Lions Gate Entertainment Corp., Cl. B† .. 62,280
3,000 Live Nation Entertainment Inc.† ....... 210,000
41,500 Manchester United plc, Cl. A ......... 919,225
66,400 Paramount Global, Cl. A ............. 1,715,776
65,000 Paramount Global, Cl. B ............. 1,450,150
16,000 Reservoir Media Inc.† .............. 104,320
3,700 Spotify Technology SA† ............. 494,394
Shares
Market
Value
7,000 Square Enix Holdings Co. Ltd. ........ $ 335,304
17,176 STV Group plc ................... 52,547
105,000 Tencent Music Entertainment Group, ADR† 869,400
35,500 The Marcus Corp. ................. 568,000
32,000 The Walt Disney Co.† .............. 3,204,160
19,000 Ubisoft Entertainment SA† ........... 504,010
30,000 Universal Entertainment Corp.† ....... 555,150
70,000 Universal Music Group NV ........... 1,769,199
363,000 Vivendi SE ...................... 3,661,164
218,000 Warner Bros Discovery Inc.† ......... 3,291,800
31,000 Warner Music Group Corp., Cl. A ...... 1,034,470
18,000 World Wrestling Entertainment Inc., Cl. A 1,642,680
22,882,410
Hotels and Gaming  — 5.7%
22,500 Boyd Gaming Corp. ................ 1,442,700
13,000 Caesars Entertainment Inc.† .......... 634,530
800 Churchill Downs Inc. ............... 205,640
67,000 Entain plc ....................... 1,038,512
1,000 Flutter Entertainment plc† ........... 180,476
30,000 Full House Resorts Inc.† ............ 216,900
19,500 Golden Entertainment Inc.† .......... 848,445
4,200 Greek Organization of Football Prognostics
SA .......................... 67,367
56,200 International Game Technology plc ..... 1,506,160
600 Las Vegas Sands Corp.† ............ 34,470
100,000 Mandarin Oriental International Ltd.† ... 173,000
29,000 Melco Resorts & Entertainment Ltd., ADR† 369,170
40,000 MGM China Holdings Ltd.† .......... 49,427
22,500 MGM Resorts International .......... 999,450
4,000 Penn Entertainment Inc.† ............ 118,640
24,000 Ryman Hospitality Properties Inc., REIT . 2,153,520
13,900 Wynn Resorts Ltd.† ............... 1,555,549
11,593,956
Publishing  — 1.5%
17,000 Arnoldo Mondadori Editore SpA ....... 36,025
974,000 Bangkok Post plc† ................ 31,332
2,800 Graham Holdings Co., Cl. B .......... 1,668,352
14,083 Lee Enterprises Inc.† ............... 175,333
1,000,000 Nation Group Thailand Public Co. Ltd.†(a) 2,924
8,718 Nation International Edutainment PCL† .. 1,364
28,000 News Corp., Cl. A ................. 483,560
4,000 News Corp., Cl. B ................. 69,720
6,779 Novus Holdings Ltd.† .............. 1,447
47,000 The E.W. Scripps Co., Cl. A† .......... 442,270
1,000 Wolters Kluwer NV ................ 126,182
3,038,509
Real Estate  — 0.9%
800 Equinix Inc., REIT ................. 576,832

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Real Estate (Continued)
81,000 Outfront Media Inc., REIT ........... $ 1,314,630
1,891,462
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 75,665,534
TOTAL COMMON STOCKS ......... 177,448,815
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... 18,840
PREFERRED STOCKS  — 0.3%
DISTRIBUTION COMPANIES  — 0.3%
Broadcasting  — 0.1%
6,000 Liberty Broadband Corp., Ser. A, 7.000% . 137,340
Retail  — 0.2%
17,000 Qurate Retail Inc., 8.000%, 03/15/31 .... 498,270
TOTAL DISTRIBUTION COMPANIES ... 635,610
TOTAL PREFERRED STOCKS ........ 635,610
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... 9
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 12.0%
$ 24,455,000 U.S. Treasury Bills,
4.493% to 5.067%††, 04/20/23 to
08/31/23 ...................... 24,222,443
TOTAL INVESTMENTS — 100.0% ....
(Cost $203,049,252) ............. $ 202,325,717
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 72.8% $ 147,175,148
Europe .............................. 13.4 27,165,803
Japan ............................... 8.3 16,825,636
Latin America ....................... 2.5 5,124,231
Asia/Pacific ......................... 1.6 3,162,788
South Africa ......................... 1.4 2,817,572
Africa/Middle East ................... 0.0 * 54,539
Total Investments ................... 100.0% $ 202,325,717
* Amount represents less than 0.05%.